UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
4/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (76.9%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (76.9%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 5/1/47			$5,000,000	$5,563,281
4.50%, TBA, 5/1/47			14,000,000	15,065,313
4.00%, TBA, 5/1/47			20,000,000	21,065,624
3.50%, TBA, 6/1/47			152,000,000	155,990,000
3.50%, TBA, 5/1/47			152,000,000	156,310,629
3.00%, TBA, 5/1/47			105,000,000	104,909,763

				458,904,610

Total U.S. government and agency mortgage obligations (cost $456,572,031)				$458,904,610

MORTGAGE-BACKED SECURITIES (49.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (21.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 21.792%, 4/15/37			$102,933	$159,033
IFB Ser. 2979, Class AS, 20.627%, 3/15/34			281	283
IFB Ser. 3072, Class SM, 20.15%, 11/15/35			200,738	292,189
IFB Ser. 3852, Class SC, IO, 5.656%, 4/15/40			6,804,199	1,006,277
IFB Ser. 4678, Class MS, IO, 5.107%, 4/15/47			2,820,000	645,956
Ser. 4077, Class IK, IO, 5.00%, 7/15/42			7,007,413	1,435,847
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			3,168,268	639,673
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			1,838,925	331,558
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			3,026,101	549,549
Ser. 4546, Class TI, IO, 4.00%, 12/15/45			6,370,597	1,051,149
Ser. 4462, IO, 4.00%, 4/15/45			3,125,198	613,945
Ser. 4425, IO, 4.00%, 1/15/45			7,937,732	1,463,559
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			6,177,429	1,256,489
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			5,147,690	817,736
Ser. 4062, Class DI, IO, 4.00%, 9/15/39			7,441,951	753,138
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			14,766,154	2,426,079
Ser. 4580, Class ID, IO, 3.50%, 8/15/45			9,996,100	1,521,406
Ser. 4560, Class PI, IO, 3.50%, 5/15/45			3,633,600	603,795
Ser. 4501, Class BI, IO, 3.50%, 10/15/43			7,154,166	1,010,955
Ser. 4122, Class AI, IO, 3.50%, 10/15/42			5,932,082	775,483
Ser. 4122, Class CI, IO, 3.50%, 10/15/42			5,375,117	702,673
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			2,833,990	328,521
Ser. 304, Class C37, IO, 3.50%, 12/15/27			3,245,311	322,781
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			12,246,163	1,230,739
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			5,602,283	542,301
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			3,467,203	252,185
Ser. 4510, Class HI, IO, 3.00%, 3/15/40			9,408,164	822,274
FRB Ser. 57, Class 1AX, IO, 0.374%, 7/25/43			3,099,143	33,939
Ser. 3326, Class WF, zero %, 10/15/35			2,204	1,656

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 33.957%, 7/25/36			152,171	278,679
IFB Ser. 07-53, Class SP, 20.568%, 6/25/37			169,893	251,103
IFB Ser. 08-24, Class SP, 19.651%, 2/25/38			161,541	220,684
IFB Ser. 05-75, Class GS, 17.278%, 8/25/35			130,154	170,213
IFB Ser. 05-83, Class QP, 14.819%, 11/25/34			193,684	239,909
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			6,547,872	1,545,076
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40			6,815,033	632,640
Ser. 374, Class 6, IO, 5.50%, 8/25/36			293,581	56,655
IFB Ser. 12-36, Class SN, IO, 5.459%, 4/25/42			3,560,258	653,663
IFB Ser. 10-35, Class SG, IO, 5.409%, 4/25/40			2,407,615	478,513
IFB Ser. 13-18, Class SB, IO, 5.159%, 10/25/41			2,672,171	334,556
Ser. 378, Class 19, IO, 5.00%, 6/25/35			910,796	165,082
IFB Ser. 11-101, Class SA, IO, 4.909%, 10/25/41			8,443,296	1,308,711
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			1,385,157	325,168
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			8,768,249	1,058,231
Ser. 366, Class 22, IO, 4.50%, 10/25/35			165,151	6,807
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47			5,150,222	920,602
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46			4,280,501	635,654
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			5,193,488	791,937
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			3,746,467	619,328
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			2,871,875	440,990
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42			2,871,809	478,891
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			2,098,001	315,308
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46			6,556,443	955,929
Ser. 12-129, Class IJ, IO, 3.50%, 12/25/32			2,256,447	346,929
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			4,972,465	371,940
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			4,735,276	387,819
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			4,242,417	439,939
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			4,623,247	315,583
Ser. 99-51, Class N, PO, zero %, 9/17/29			20,256	17,217

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.715%, 3/30/30			2,273,405	48,310

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.157%, 9/20/43			1,875,756	297,926
IFB Ser. 14-20, Class SQ, IO, 5.107%, 7/20/43			7,495,257	1,138,342
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47			3,125,428	656,840
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45			4,800,640	486,065
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			2,585,643	507,950
Ser. 14-76, IO, 5.00%, 5/20/44			3,286,119	675,453
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43			2,086,700	381,470
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43			7,901,022	843,877
Ser. 13-22, Class IE, IO, 5.00%, 2/20/43			5,098,038	1,064,705
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43			4,550,947	963,436
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			2,540,399	537,968
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			2,339,626	485,472
Ser. 12-146, IO, 5.00%, 12/20/42			2,275,557	479,642
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42			1,708,788	321,662
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			1,153,484	76,741
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			478,603	29,372
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			768,978	59,493
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			784,514	165,399
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			2,381,355	493,441
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			10,763,357	2,279,345
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			5,529,470	1,161,852
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			2,065,642	436,089
IFB Ser. 14-119, Class SA, IO, 4.607%, 8/20/44			7,707,820	1,204,347
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			3,993,409	848,599
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46			13,692,119	1,785,315
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45			2,953,568	666,620
Ser. 14-147, Class IJ, IO, 4.50%, 2/20/44			4,037,661	633,872
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			4,742,822	954,493
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43			6,329,865	1,047,656
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			4,615,142	928,931
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			1,087,565	182,591
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41			4,185,392	839,962
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40			370,815	22,295
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			280,189	37,181
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			4,734,262	921,666
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			7,532,393	1,501,206
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			4,232,436	847,346
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			4,838,242	933,897
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			2,875,186	570,825
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			2,269,181	531,669
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			959,656	98,288
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			2,751,599	227,447
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37			345,418	5,261
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46			6,163,426	909,105
Ser. 16-29, IO, 4.00%, 2/16/46			3,806,662	723,266
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			10,698,330	1,832,517
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			5,568,697	1,208,452
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45			7,189,248	1,236,809
Ser. 15-40, IO, 4.00%, 3/20/45			6,241,770	1,325,109
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			6,388,289	1,144,654
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44			2,236,614	403,911
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			10,832,950	1,437,099
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			2,236,531	384,258
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			1,962,151	349,197
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42			6,198,361	1,228,788
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			5,079,699	877,900
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46			4,934,392	836,809
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45			6,690,483	1,003,572
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			5,619,502	846,634
Ser. 13-76, IO, 3.50%, 5/20/43			8,118,175	1,317,580
Ser. 13-28, IO, 3.50%, 2/20/43			2,550,995	368,599
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			3,891,874	603,707
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			5,544,797	861,384
Ser. 13-14, IO, 3.50%, 12/20/42			12,640,009	1,756,329
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			4,075,791	634,601
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			4,860,863	943,980
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			5,950,433	1,210,401
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42			2,792,209	596,734
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42			8,701,296	1,152,922
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			8,591,528	1,197,101
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39			6,304,395	612,787
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			5,059,844	641,902
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28			15,650,589	1,642,700
Ser. 16-H23, Class NI, IO, 2.584%, 10/20/66			30,018,603	4,121,554
Ser. 16-H03, Class AI, IO, 2.366%, 1/20/66			10,242,593	1,081,874
Ser. 17-H06, Class BI, IO, 2.268%, 2/20/67			11,340,382	1,512,807
Ser. 16-H17, Class KI, IO, 2.193%, 7/20/66			5,757,672	690,921
Ser. 15-H10, Class BI, IO, 2.186%, 4/20/65			7,059,621	762,030
Ser. 16-H16, Class EI, IO, 2.18%, 6/20/66			8,316,005	1,058,627
Ser. 17-H08, Class NI, IO, 2.176%, 3/20/67			14,911,534	1,910,168
Ser. 16-H09, Class BI, IO, 2.175%, 4/20/66			13,710,720	1,567,903
Ser. 15-H20, Class CI, IO, 2.162%, 8/20/65			11,137,939	1,291,901
Ser. 15-H15, Class BI, IO, 2.157%, 6/20/65			6,516,971	736,170
Ser. 15-H24, Class AI, IO, 2.138%, 9/20/65			10,303,781	1,069,532
Ser. 16-H02, Class HI, IO, 2.133%, 1/20/66			13,189,971	1,257,004
Ser. 16-H10, Class AI, IO, 2.043%, 4/20/66			22,367,767	1,869,945
Ser. 16-H03, Class DI, IO, 2.034%, 12/20/65			11,114,713	1,076,738
Ser. 16-H06, Class DI, IO, 1.914%, 7/20/65			15,221,613	1,392,778
Ser. 16-H06, Class CI, IO, 1.911%, 2/20/66			13,825,897	1,097,776
Ser. 15-H25, Class EI, IO, 1.842%, 10/20/65			10,136,127	940,633
Ser. 16-H18, Class QI, IO, 1.831%, 6/20/66			7,944,600	1,032,798
Ser. 15-H20, Class AI, IO, 1.829%, 8/20/65			9,898,794	953,254
FRB Ser. 15-H08, Class CI, IO, 1.788%, 3/20/65			7,641,215	711,481
Ser. 17-H09, IO, 1.774%, 4/20/67			13,400,000	1,474,000
Ser. 15-H23, Class BI, IO, 1.725%, 9/20/65			11,383,540	1,024,519
Ser. 16-H24, Class CI, IO, 1.698%, 10/20/66			8,545,058	794,468
Ser. 13-H08, Class CI, IO, 1.669%, 2/20/63			14,300,876	936,707
Ser. 16-H14, IO, 1.667%, 6/20/66			9,889,446	814,890
Ser. 14-H21, Class BI, IO, 1.545%, 10/20/64			12,835,364	958,802
Ser. 15-H26, Class CI, IO, 0.57%, 8/20/65			32,374,506	550,367
Ser. 06-36, Class OD, PO, zero %, 7/16/36			6,035	5,086

				126,718,781
Commercial mortgage-backed securities (16.0%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class AJ, 5.85%, 6/10/49			738,004	740,808
Ser. 06-4, Class AJ, 5.695%, 7/10/46			380,385	379,669

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.478%, 2/10/51			104,082,634	110,390

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-5, Class D, 5.581%, 10/10/45			376,061	375,893

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			2,421,000	2,342,318
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			1,026,000	1,006,055
Ser. 05-PWR7, Class B, 5.214%, 2/11/41			1,367,022	1,368,799

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.328%, 3/11/39			1,381,212	1,320,467
FRB Ser. 06-PW11, Class C, 5.328%, 3/11/39			1,554,000	785,718
FRB Ser. 06-PW14, Class XW, IO, 0.534%, 12/11/38			4,358,986	15,256

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.31%, 11/15/44			2,160,000	2,096,133
FRB Ser. 07-CD5, Class XS, IO, 0.208%, 11/15/44			26,820,089	1,048

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.945%, 12/15/47			1,068,000	1,073,275
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47			2,275,000	2,042,950

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 5.036%, 9/10/45			2,053,000	1,934,337
FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47			2,028,000	1,714,471

COBALT CMBS Commercial Mortgage Trust
FRB Ser. 07-C3, Class AJ, 5.99%, 5/15/46			1,107,000	1,109,264
Ser. 07-C2, Class AJFX, 5.568%, 4/15/47			1,952,320	1,973,600

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45			1,755,510	1,133,955

COMM Mortgage Trust
FRB Ser. 07-C9, Class F, 5.979%, 12/10/49			1,138,000	1,134,538
Ser. 06-C8, Class AJ, 5.377%, 12/10/46			1,191,960	1,192,794

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.894%, 7/15/47			986,000	820,155
FRB Ser. 13-CR9, Class D, 4.397%, 7/10/45			2,441,000	2,154,183
Ser. 13-LC13, Class E, 3.719%, 8/10/46			1,331,000	883,518
Ser. 14-CR18, Class E, 3.60%, 7/15/47			1,371,000	836,721

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.866%, 12/15/39			5,487,467	19,206

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			1,311,917	1,327,135

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.943%, 4/15/50			2,634,000	2,235,120

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			146,471	147,103

GS Mortgage Securities Corp. II 144A FRB Ser. 05-GG4, Class XC, IO, 1.60%, 7/10/39			908,161	1,090

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class E, 5.497%, 11/10/46			1,693,000	1,358,633
Ser. 11-GC3, Class E, 5.00%, 3/10/44			1,347,000	1,250,016
FRB Ser. 13-GC12, Class D, 4.584%, 6/10/46			770,000	679,294

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.222%, 7/15/45			778,000	687,460

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.214%, 11/15/45			1,853,000	1,762,087
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47			2,236,000	1,927,879
FRB Ser. 13-C14, Class E, 4.709%, 8/15/46			1,178,000	965,489
FRB Ser. C14, Class D, 4.709%, 8/15/46			1,063,000	987,464
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47			914,000	646,015
FRB Ser. 14-C25, Class D, 4.096%, 11/15/47			1,721,000	1,347,199
FRB Ser. 14-C26, Class D, 4.069%, 1/15/48			2,456,000	2,036,494
Ser. 14-C25, Class E, 3.332%, 11/15/47			1,823,000	1,097,993

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.37%, 2/12/51			212,830	218,044
FRB Ser. 06-LDP7, Class B, 6.138%, 4/17/45			1,231,000	209,270
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			328,591	332,639

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.47%, 2/12/51			1,087,000	978,300
FRB Ser. 07-CB20, Class C, 6.47%, 2/12/51			1,904,000	1,675,520
FRB Ser. 11-C3, Class F, 5.801%, 2/15/46			1,113,000	1,065,030
FRB Ser. 12-C6, Class E, 5.313%, 5/15/45			748,000	702,522
FRB Ser. 13-C16, Class D, 5.14%, 12/15/46			760,000	715,944
FRB Ser. 12-C8, Class E, 4.807%, 10/15/45			821,000	762,530

FRB Ser. 12-LC9, Class E, 4.535%, 12/15/47			1,850,000	1,714,765
FRB Ser. 13-C13, Class D, 4.188%, 1/15/46			618,000	589,040
Ser. 13-C13, Class E, 3.986%, 1/15/46			1,537,000	1,141,223
Ser. 13-C10, Class E, 3.50%, 12/15/47			1,233,000	906,625
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			1,249,000	856,939
FRB Ser. 07-CB20, Class X1, IO, 0.45%, 2/12/51			63,887,895	38,122

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			328,644	336,560
Ser. 98-C4, Class J, 5.60%, 10/15/35			948,934	967,628

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39			3,168,000	158,400
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			3,041,000	243,280

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.369%, 4/20/48			977,000	822,800

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.502%, 2/12/51			428,000	434,934
Ser. 04-KEY2, Class D, 5.046%, 8/12/39			2,006,249	1,986,664

Merrill Lynch Mortgage Trust 144A FRB Ser. 08-C1, Class D, 6.502%, 2/12/51			812,000	820,364

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			25,390	1,846
FRB Ser. 07-C5, Class X, IO, 5.608%, 12/15/49			1,182,098	7,093

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.854%, 8/15/47			2,403,000	2,048,331
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			830,000	576,186
FRB Ser. 13-C7, Class D, 4.398%, 2/15/46			341,000	314,906
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46			2,426,000	1,997,568
Ser. 14-C17, Class E, 3.50%, 8/15/47			1,673,000	1,057,001

Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class C, 5.627%, 3/12/44			1,300,000	1,300,000
FRB Ser. 06-HQ8, Class D, 5.627%, 3/12/44			2,090,000	846,805
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			2,693,000	821,365
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			1,600,000	1,490,997

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.495%, 1/11/43			798,000	748,125
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			866,409	851,091

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/18 (Cayman Islands)			376,000	7,746

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			1,099,137	82,435

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63			1,431,000	971,506
FRB Ser. 13-C6, Class D, 4.489%, 4/10/46			31,000	27,726

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.309%, 6/15/45			2,810,000	2,065,350
Ser. 07-C30, Class AJ, 5.413%, 12/15/43			221,775	222,742
FRB Ser. 07-C34, IO, 0.463%, 5/15/46			16,571,124	24,857

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41			1,500,000	455,940

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			1,094,000	880,451
FRB Ser. 13-LC12, Class D, 4.431%, 7/15/46			456,000	418,799
Ser. 14-LC18, Class D, 3.957%, 12/15/47			1,734,000	1,403,729
Ser. 14-LC16, Class D, 3.938%, 8/15/50			2,276,000	1,905,922

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 14-C19, Class E, 5.135%, 3/15/47			2,131,000	1,531,976
Ser. 12-C6, Class E, 5.00%, 4/15/45			1,243,000	1,020,627
Ser. 11-C4, Class F, 5.00%, 6/15/44			2,166,000	1,757,709
FRB Ser. 13-C15, Class D, 4.629%, 8/15/46			3,785,000	3,355,251
FRB Ser. 12-C10, Class D, 4.601%, 12/15/45			700,000	621,469
Ser. 14-C19, Class D, 4.234%, 3/15/47			575,000	489,978
Ser. 13-C12, Class E, 3.50%, 3/15/48			1,664,000	1,210,061

				95,214,723
Residential mortgage-backed securities (non-agency) (12.2%)

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 1.152%, 6/26/35			351,674	344,622

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.916%, 4/25/34			830,882	825,160

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.866%, 9/25/34			76,336	36,157

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 5.291%, 7/25/25 (Bermuda)			930,681	949,876

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.287%, 6/25/46			1,215,990	1,159,325
FRB Ser. 06-OA10, Class 1A1, 1.622%, 8/25/46			794,868	708,419
FRB Ser. 06-OA7, Class 1A2, 1.602%, 6/25/46			1,323,792	1,217,888
FRB Ser. 05-38, Class A3, 1.341%, 9/25/35			1,733,902	1,561,958
FRB Ser. 05-59, Class 1A1, 1.323%, 11/20/35			3,137,202	2,840,422
FRB Ser. 07-OH1, Class A1D, 1.201%, 4/25/47			1,157,867	966,327
FRB Ser. 06-OA10, Class 4A1, 1.181%, 8/25/46			7,382,265	6,570,215

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.491%, 1/25/25			2,334,633	3,025,695
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.491%, 10/25/28			439,708	539,079
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 10.991%, 7/25/28			2,035,413	2,422,171
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.341%, 4/25/28			1,495,388	1,765,115
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 8.541%, 12/25/27			1,394,405	1,571,727
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 6.141%, 11/25/28			1,500,000	1,702,928
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 6.136%, 10/25/29			1,060,000	1,084,274
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, 5.941%, 7/25/29			940,000	947,034
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 5.641%, 10/25/28			570,000	630,654

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.241%, 9/25/28			2,319,756	3,100,738
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.741%, 10/25/28			1,300,000	1,693,730
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.741%, 8/25/28			1,819,982	2,377,981
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, 11.241%, 1/25/29			2,159,681	2,613,321
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.891%, 10/25/28			4,285,000	4,969,244
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.691%, 4/25/28			4,992,190	5,702,010
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.541%, 4/25/28			779,500	871,048
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.991%, 7/25/25			4,916,308	5,449,261
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.991%, 7/25/25			1,920,000	2,136,843
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.541%, 2/25/25			617,460	668,277
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.241%, 4/25/29			240,000	259,392
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, 5.241%, 1/25/29			550,000	598,510
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.991%, 5/25/25			188,015	203,597
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.991%, 5/25/25			300,039	320,562
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, 4.641%, 9/25/29			1,315,000	1,355,097

MortgageIT Trust FRB Ser. 05-3, Class M2, 1.521%, 8/25/35			501,564	440,470

Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, 6.991%, 4/25/27 (Bermuda)			550,000	550,000

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1.171%, 1/25/37			1,579,793	1,382,680

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.792%, 9/25/35			360,444	355,464
FRB Ser. 05-AR19, Class A1C3, 1.491%, 12/25/45			1,826,625	1,734,929
FRB Ser. 05-AR13, Class A1C3, 1.481%, 10/25/45			4,311,568	3,999,810
FRB Ser. 05-AR19, Class A1C4, 1.391%, 12/25/45			1,041,007	951,844

				72,603,854

Total mortgage-backed securities (cost $303,095,070)				$294,537,358

CORPORATE BONDS AND NOTES (34.0%)(a)
			Principal amount	Value

Basic materials (4.0%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$204,000	$215,164

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			431,000	475,178

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			400,000	405,500

Anglo American Capital PLC 144A company guaranty sr. unsec. notes 4.75%, 4/10/27 (United Kingdom)			200,000	206,806

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			207,000	232,099

ArcelorMittal SA sr. unsec. unsub. notes 7.75%, 10/15/39 (France)			70,000	79,975

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			420,000	434,960

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			517,000	557,068

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			209,000	252,890

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			507,000	527,914

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			600,000	616,500

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			866,000	1,011,055

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			170,000	176,375

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			360,000	364,050

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			460,000	459,425

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			485,000	512,888

Cemex SAB de CV 144A company guaranty sr. notes 6.50%, 12/10/19 (Mexico)			291,000	307,005

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			178,000	195,578

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			445,000	476,150

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			761,000	742,926

Constellium NV company guaranty sr. unsec. sub. notes Ser. REGS, 7.00%, 1/15/23 (Netherlands)		EUR	100,000	113,783

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			$425,000	396,313

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			715,000	706,063

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			222,000	233,100

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 4/1/23 (Canada)			200,000	202,750

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			463,000	476,890

First Quantum Minerals, Ltd. 144A compnay guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			285,000	290,700

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			623,000	641,690

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			208,000	217,100

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			340,000	357,850

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			760,000	866,400

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			95,000	101,346

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			175,000	187,469

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			41,000	43,101

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			546,000	573,983

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			434,000	489,882

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			208,000	239,720

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			339,000	355,950

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			265,000	268,313

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			515,000	552,338

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			266,000	274,645

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			264,000	270,270

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			320,000	342,464

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			53,000	54,458

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			935,000	984,088

Olin Corp. sr. unsec. bonds 5.125%, 9/15/27			165,000	171,806

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			45,000	50,400

Park-Ohio Industries, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/15/27			255,000	261,375

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			57,000	63,484

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			105,000	113,138

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			502,000	545,925

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			140,000	146,650

Smurfit Kappa Acquisitions 144A company guaranty sr. unsec. notes 4.875%, 9/15/18 (Ireland)			200,000	205,000

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			358,000	424,230

SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)			200,000	201,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			276,000	286,557

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			110,000	116,188

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			45,000	46,575

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			527,000	538,858

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			148,000	153,180

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			132,000	130,060

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			376,000	378,820

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			265,000	269,306

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			171,000	178,695

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			330,000	344,850

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			310,000	323,175

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			266,000	279,300

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			125,000	121,250

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			630,000	683,550

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			489,000	552,570

				24,076,614
Capital goods (2.2%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			810,000	833,288

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			367,000	376,175

ARD Finance SA sr. notes Ser. REGS, 6.625%, 9/15/23 (Luxembourg)(PIK)		EUR	100,000	113,086

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			$630,000	681,975

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			265,000	273,944

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			419,000	435,446

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			524,000	529,240

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			155,000	164,688

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			240,000	250,800

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			154,000	160,114

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			512,000	568,320

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			553,000	608,300

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			336,000	389,760

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			948,000	952,740

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			537,000	564,521

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			158,000	206,594

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			756,000	873,180

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			602,000	602,000

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			369,000	383,760

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)		EUR	100,000	109,764

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			$215,000	224,138

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			744,000	773,760

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			329,000	354,086

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			70,000	72,713

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			480,000	495,600

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			40,000	40,045

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			903,000	966,210

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			395,000	405,863

TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			115,000	117,588

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			540,000	561,638

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			330,000	346,500

				13,435,836
Communication services (4.5%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			400,000	423,500

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)			200,000	216,000

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			800,000	849,000

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)			910,000	964,600

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			400,000	446,752

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			618,000	639,630

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			655,000	687,344

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			563,000	603,114

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			112,000	118,964

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			815,000	850,656

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			348,000	372,795

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			95,000	100,819

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			265,000	295,475

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			469,000	479,553

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			399,000	407,978

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			583,000	621,624

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			850,000	860,090

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			124,000	135,780

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			1,060,000	1,229,600

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			680,000	622,200

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			1,110,000	1,054,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			305,000	320,250

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			173,000	166,729

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			435,000	437,175

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			142,000	149,898

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			100,000	86,500

Inmarsat Finance PLC company guaranty sr. unsec. unsub. notes Ser. REGS, 4.875%, 5/15/22 (United Kingdom)			259,000	261,590

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			270,000	247,050

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			15,000	16,125

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			189,000	109,384

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			499,000	284,430

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			88,000	92,510

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			200,000	210,250

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			775,000	807,938

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			450,000	465,188

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			225,000	243,563

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			238,000	257,635

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			656,000	717,500

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			929,000	1,042,803

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			465,000	508,594

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			290,000	292,538

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			1,098,000	1,172,115

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			745,000	814,151

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			291,000	311,006

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			180,000	192,600

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			100,000	102,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			455,000	480,025

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	680,000	815,050

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5.625%, 4/15/23 (Germany)		EUR	115,200	133,339

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5.75%, 1/15/23 (Germany)		EUR	88,290	101,671

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5.125%, 1/21/23 (Germany)		EUR	433,350	495,126

Videotron Ltd./Videotron Ltee. 144A sr. unsec. bonds 5.125%, 4/15/27 (Canada)			$170,000	173,349

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			662,000	700,065

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)		GBP	255,000	338,025

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$609,000	609,000

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			350,000	364,000

Wind Acquisition Finance SA 144A company guaranty sr. notes 4.00%, 7/15/20 (Luxembourg)		EUR	290,000	320,319

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$778,000	686,585

Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%, 1/15/25 (Netherlands)		EUR	115,000	131,677

				26,638,227
Consumer cyclicals (5.3%)

ADT Corp. (The) company guaranty sr. unsub. notes 4.125%, 6/15/23			$119,000	116,025

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			159,000	166,155

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			355,000	366,094

AMC Entertainment Holdings, Inc. 144A company guaranty sr. unsec. sub. bonds 6.125%, 5/15/27			119,000	121,529

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			120,000	121,800

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			377,000	400,563

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			503,000	516,204

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			222,000	89,355

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			344,000	370,230

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			535,000	555,063

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			175,000	181,160

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			370,000	398,213

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			562,000	625,141

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			195,000	209,625

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			105,000	114,188

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			120,000	123,900

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			235,000	241,439

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			165,000	169,950

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			140,000	142,100

Cirsa Funding Luxembourg SA company guaranty sr. unsec. notes Ser. REGS, 5.875%, 5/15/23 (Luxembourg)		EUR	100,000	115,403

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			$186,000	187,860

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			280,000	290,150

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			520,000	553,800

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			210,000	222,711

Eagle II Acquisition Co., LLC 144A sr. unsec. unsub. notes 6.00%, 4/1/25			95,000	98,206

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			440,000	475,200

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			315,000	348,075

EW Scripps Co. (The) 144A company guaranty sr. unsec. notes 5.125%, 5/15/25			205,000	210,381

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			340,000	351,900

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			275,000	273,359

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			400,000	426,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			165,000	174,075

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			330,000	341,550

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	541,000	411,185

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			$195,000	218,799

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			375,000	382,500

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			320,000	317,600

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			375,000	384,375

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			320,000	323,200

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			674,000	556,050

IHO Verwaltungs GmbH 144A sr. notes 4.50%, 9/15/23 (Germany)(PIK)			410,000	409,488

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			640,000	693,600

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			730,000	762,850

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			120,000	125,400

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			168,000	183,120

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37			119,000	97,283

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			71,000	70,645

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			294,000	285,915

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			307,000	323,885

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			200,000	208,000

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			353,000	365,796

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			165,000	166,238

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			506,000	524,975

Matalan Finance PLC sub. notes Ser. REGS, 6.875%, 6/1/19 (United Kingdom)		GBP	100,000	112,384

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			$85,000	88,188

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			537,000	555,231

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			67,000	70,853

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			337,000	377,861

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			1,038,000	1,048,380

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			260,000	200,200

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			286,000	154,440

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			220,000	128,700

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			350,000	358,750

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			190,000	190,238

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			207,000	214,245

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			246,000	253,073

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			315,000	333,113

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			209,000	218,928

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24			296,000	307,839

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			240,000	241,800

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			439,000	454,365

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			241,000	239,795

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			290,000	292,175

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			265,000	301,438

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			400,000	422,000

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			390,000	403,650

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			312,000	327,600

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			580,000	585,800

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			365,000	379,600

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			1,322,000	1,434,370

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			115,000	110,688

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			532,000	569,570

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			777,000	807,963

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			263,000	281,410

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			495,000	504,591

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			540,000	544,725

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			240,000	257,258

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			25,000	26,313

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			106,000	113,155

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			544,000	567,120

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			275,000	275,344

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			115,000	114,354

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			119,000	120,339

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			420,000	441,218

Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23			495,000	503,044

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			216,000	215,190

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			52,000	52,910

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			229,000	222,130

				31,330,646
Consumer staples (1.4%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			795,000	828,788

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			170,000	175,100

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			310,000	330,925

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			704,000	735,680

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			263,000	274,632

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,061,000	1,119,355

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			330,000	348,563

Europcar Groupe SA sub. notes Ser. REGS, 5.75%, 6/15/22 (France)		EUR	100,000	114,160

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$264,000	219,371

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			303,000	316,635

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			150,000	153,675

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			295,000	302,375

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			295,000	304,588

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			350,000	360,938

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			85,000	87,763

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			215,000	225,213

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			202,000	210,080

Pizzaexpress Financing 2 PLC company guaranty sr. notes Ser. REGS, 6.625%, 8/1/21 (United Kingdom)		GBP	100,000	134,060

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			$229,000	235,298

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			161,000	156,975

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			540,000	537,300

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			528,000	522,720

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			454,000	507,345

				8,201,539
Energy (7.0%)

Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 144A sr. unsec. notes 7.50%, 5/1/25			170,000	176,375

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			1,070,000	1,123,500

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			178,000	183,118

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			238,000	241,570

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			324,000	334,530

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			240,000	248,100

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			41,000	38,181

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			210,000	171,150

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			614,000	469,710

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			778,000	875,250

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25			738,000	785,970

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			58,000	53,940

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			484,000	510,015

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			267,000	263,996

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			559,000	579,264

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			180,000	182,250

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			204,000	211,711

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			60,000	52,050

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			1,048,000	985,120

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			187,000	184,195

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			458,000	459,235

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			81,000	64,193

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			417,000	439,935

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			520,000	538,200

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			140,000	140,350

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			411,000	437,715

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			997,000	944,658

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			360,000	321,300

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			103,000	107,764

FTS International, Inc. company guaranty sr. notes 6.25%, 5/1/22			119,000	102,935

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)			394,000	441,748

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			210,000	250,198

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			345,000	364,838

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			428,000	444,585

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			300,000	300,000

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22 (Russia)			1,080,000	1,215,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			156,000	139,230

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			191,000	168,080

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			110,000	108,625

Murray Energy Corp. 144A notes 11.25%, 4/15/21			119,000	89,250

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			77,000	81,620

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			1,020,000	1,069,725

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			196,000	197,960

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			247,000	250,088

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			120,000	121,200

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)			270,000	284,861

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			400,000	411,536

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			2,296,000	2,283,755

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			322,000	375,452

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			2,017,000	2,284,253

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.85%, 6/5/15 (Brazil)			707,000	629,584

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			1,271,000	1,317,074

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			493,000	516,418

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.375%, 1/27/21 (Brazil)			960,000	986,256

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)			1,255,000	478,783

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			3,606,000	1,369,496

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			2,345,000	894,618

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.625%, 6/15/35 (Mexico)			340,000	353,600

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			525,000	467,381

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 8.00%, 5/3/19 (Mexico)			1,440,000	1,591,200

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			5,014,000	4,863,580

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			14,000	13,475

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			130,000	137,800

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			595,000	612,850

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			192,000	189,600

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			58,000	57,855

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			112,000	118,207

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			355,000	356,775

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			286,000	298,155

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			45,000	5

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			459,000	469,328

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			208,000	196,040

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			90,000	91,350

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			515,000	524,013

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			210,000	219,450

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			105,000	108,413

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			275,000	291,844

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(F)(NON)			70,000	20,300

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			70,000	75,863

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			130,000	151,450

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			265,000	263,013

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			118,000	119,180

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			107,000	119,305

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			444,000	470,640

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			978,000	992,670

				41,473,855
Financials (4.7%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			778,000	782,863

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			608,000	723,520

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			369,000	377,764

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			163,000	210,270

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			270,000	267,975

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4.875%, 11/1/18 (Costa Rica)			250,000	254,061

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			148,000	158,545

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			185,000	205,581

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			175,000	188,486

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			315,000	337,838

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			315,000	338,877

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			127,000	134,144

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20			119,000	108,290

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			443,000	457,398

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			342,000	340,290

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			273,000	163,800

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31			500,000	593,750

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			486,000	577,125

Eagle Holding Co II, LLC 144A sr. unsec. unsub. notes 7.625%, 5/15/22(PIK)			115,000	117,156

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			360,000	364,500

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			161,000	161,805

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			475,000	497,634

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			51,000	52,785

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			440,000	452,650

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.75%, 2/1/24			210,000	219,188

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.25%, 2/1/22			205,000	213,200

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			18,000	15,840

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			20,000	22,450

Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, 12/31/49 (Italy)			200,000	197,250

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			130,000	133,250

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			25,000	25,250

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			670,000	880,211

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			320,000	351,168

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			350,000	355,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			499,000	506,485

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			173,000	181,866

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			210,000	218,138

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			560,000	572,600

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)			200,000	207,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			306,000	363,758

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			410,000	424,606

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)			235,000	235,376

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18 (Russia)			550,000	580,694

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298%, 12/27/17 (Russia)			600,000	610,451

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			500,000	547,500

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			130,000	142,441

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			123,000	124,871

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			119,000	120,190

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			747,000	767,714

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			165,000	174,075

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			293,000	301,058

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			158,000	148,520

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			344,000	362,060

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152%, perpetual maturity (Jersey)		EUR	400,000	454,051

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			$456,000	465,348

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			315,000	320,513

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			150,000	164,625

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			468,000	522,009

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			200,000	214,374

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			2,486,000	2,602,842

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			5,600,000	6,104,000

VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%, perpetual maturity (Russia)			450,000	509,063

				28,226,892
Health care (1.9%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			327,000	310,650

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			395,000	425,613

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			94,000	95,528

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			305,000	316,438

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			594,000	491,535

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			47,000	45,738

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			117,000	105,008

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			298,000	47,680

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			65,000	45,175

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			340,000	359,975

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)			200,000	168,900

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			540,000	473,175

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			295,000	252,963

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			323,000	335,920

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			256,000	272,960

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			809,000	887,878

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			128,000	147,040

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			370,000	385,725

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			294,000	329,280

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			329,000	300,213

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			270,000	282,150

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			142,000	148,338

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			563,000	517,960

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			1,075,000	1,135,469

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			220,000	226,600

Tenet Healthcare Corp. company guaranty sr. FRN 4.631%, 6/15/20			390,000	391,950

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			833,000	872,568

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			80,000	81,200

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			393,000	413,633

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			489,000	361,004

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			466,000	344,258

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			90,000	69,188

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			195,000	142,838

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			317,000	271,828

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			355,000	362,100

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			120,000	122,850

				11,541,328
Technology (1.5%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			1,204,000	1,011,360

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			1,843,000	2,037,136

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			440,000	474,834

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			450,000	482,490

First Data Corp. 144A notes 5.75%, 1/15/24			435,000	451,313

First Data Corp. 144A sr. notes 5.375%, 8/15/23			375,000	390,000

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			425,000	449,969

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			717,000	732,774

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			503,000	523,120

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			132,000	137,775

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			430,000	456,866

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			433,000	453,568

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			510,000	582,038

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7.875%, 10/1/20 (Germany)		EUR	380,000	431,116

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6.875%, 4/30/21 (Germany)		EUR	515,000	583,160

				9,197,519
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			$475,000	460,750

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			644,000	666,540

				1,127,290
Utilities and power (1.3%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			965,000	989,125

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			160,000	161,200

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			310,000	353,400

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			135,000	151,353

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			790,000	764,325

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			110,000	114,675

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			85,000	89,250

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			615,000	648,080

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			448,000	428,960

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			239,000	242,585

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			516,000	472,140

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			416,000	468,780

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			190,000	204,725

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			329,000	206,448

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			100,000	104,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			272,000	278,800

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			512,000	506,880

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			319,000	326,975

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			195,000	207,923

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			396,000	436,078

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			457,000	461,570

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			205,000	1,025

				7,618,297

Total corporate bonds and notes (cost $198,927,235)				$202,868,043

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.4%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$185,000	$196,933

Argentina (Republic of) sr. unsec. unsub. bonds 7.125%, 7/6/36 (Argentina)			2,822,000	2,855,864

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			460,000	470,580

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			3,493,000	3,690,355

Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 4/7/26 (Brazil)			2,020,000	2,214,930

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)		BRL	6,750	2,185,110

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$3,745,000	3,904,163

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			2,688,000	3,050,781

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 6.50%, 2/15/23 (Argentina)			645,000	665,447

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			100,000	115,500

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			2,408,000	2,553,853

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7.00%, 4/4/44 (Costa Rica)			250,000	258,125

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%, 1/26/24 (Croatia)			375,000	417,188

Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)			1,650,000	1,707,750

Egypt (Government of) 144A sr. unsec. bonds 8.50%, 1/31/47 (Egypt)			760,000	828,400

Egypt (Government of) 144A sr. unsec. notes 6.125%, 1/31/22 (Egypt)			910,000	946,846

Hellenic (Republic of) sr. unsec. notes 3.375%, 7/17/17 (Greece)		EUR	1,063,000	1,148,465

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/40 (Greece)		EUR	61,000	45,692

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)		EUR	468,000	353,628

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)		EUR	141,000	110,406

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	688,000	546,910

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	3,053,211	2,497,855

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	2,443,295	2,032,626

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	4,185,435	3,585,441

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	569,500	510,336

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	500,000	453,045

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	459,500	422,785

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	1,797,865	1,681,710

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			$300,000	321,750

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)			1,555,000	1,906,819

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			200,000	235,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			268,000	279,656

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			1,355,000	1,358,388

Mexico (Republic of) sr. unsec. notes 5.75%, 10/12/10 (Mexico)			1,030,000	1,052,220

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			465,000	497,587

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			1,281,000	2,270,573

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			1,400,000	1,557,500

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	2,795,000	799,482

Ukraine (Government of) 144A unsec. notes 7.75%, 9/1/27 (Ukraine)			$316,000	296,250

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)			650,000	292,500

Total foreign government and agency bonds and notes (cost $48,754,494)				$50,318,699

SENIOR LOANS (2.0%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5.055%, 7/2/22			$533,431	$367,623

ASP AMC Merger Sub, Inc. bank term loan FRN Ser. B, 4.50%, 4/12/24			185,000	184,769

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			424,000	430,537

Avaya, Inc. bank term loan FRN Ser. B6, 6.667%, 3/31/18 (In default)(NON)			319,198	265,466

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20 (In default)(NON)			506,468	421,382

BWAY Corp. bank term loan FRN Ser. B, 4.233%, 4/3/24			145,000	144,275

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			1,152,549	1,341,763

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, 3.75%, 5/8/21			876,242	877,338

Capital Automotive LP bank term loan FRN 7.00%, 3/24/25			119,000	120,785

Casella Waste Systems, Inc. bank term loan FRN Ser. B, 3.75%, 10/17/23			972,563	974,994

CCC Information Services, Inc. bank term loan FRN 7.75%, 3/30/25			144,000	146,745

Chesapeake Energy Corp. bank term loan FRN 8.553%, 8/23/21			630,000	679,350

CPG International, Inc. bank term loan FRN Ser. B, 4.897%, 9/30/20			81,336	81,743

DPx Holdings BV bank term loan FRN Ser. B, 4.406%, 4/30/24 (Netherlands)			277,163	277,648

FTS International, Inc. bank term loan FRN Ser. B, 5.75%, 4/16/21			390,000	339,788

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, 4.408%, 3/30/24			175,345	176,195

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			602,470	532,684

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.732%, 1/30/19			743,000	634,336

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B, 5.00%, 1/6/22			228,779	231,363

Kronos, Inc./MA bank term loan FRN 9.284%, 11/1/24			220,000	228,250

Kronos, Inc./MA bank term loan FRN 5.034%, 11/1/23			351,120	352,166

MEG Energy Corp. bank term loan FRN 4.50%, 12/31/23			205,000	205,064

Navistar, Inc. bank term loan FRN Ser. B, 5.00%, 8/7/20			370,313	374,633

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			387,095	307,837

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21			179,913	178,817

Rackspace Hosting, Inc. bank term loan FRN Ser. B, 5.00%, 11/3/23			123,690	124,515

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.482%, 9/7/23			412,925	413,639

Reynolds Group Holdings, Inc. bank term loan FRN 3.982%, 2/5/23			323,377	324,915

Solenis International LP bank term loan FRN 7.804%, 7/31/22			84,000	82,992

Solenis International LP bank term loan FRN 4.304%, 7/31/21			384,576	385,237

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			134,913	114,676

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20			237,261	211,162

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF1, 5.74%, 4/1/22			154,685	155,410

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B , 5.03%, 11/30/23			169,343	170,401

Total senior loans (cost $12,165,813)				$11,858,498

PURCHASED SWAP OPTIONS OUTSTANDING (0.6%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

1.54/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.54		$81,453,900	$90,414

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		81,453,900	52,945

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		81,453,900	39,098

1.698/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.698		81,453,900	31,767

Barclays Bank PLC

2.62/3 month USD-LIBOR-BBA/May-37	May-17/2.62		27,151,300	594,070

(0.51)/3 month GBP-LIBOR-BBA/Sep-18	Sep-17/0.51	GBP	66,080,000	24,820

Citibank, N.A.

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		$54,302,600	708,649

2.368/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.368		40,726,950	521,305

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		108,605,200	142,273

2.062/3 month USD-LIBOR-BBA/May-27	May-17/2.062		108,605,200	95,573

1.954/3 month USD-LIBOR-BBA/May-27	May-17/1.954		40,726,950	13,847

Goldman Sachs International

1.884/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.884		81,453,900	114,035

JPMorgan Chase Bank N.A.

2.4427/3 month USD-LIBOR-BBA/May-27	May-17/2.4427		27,151,300	463,744

2.9498/3 month USD-LIBOR-BBA/May-27	May-17/2.9498		27,151,300	340,748

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		54,302,600	227,528

0.843/6 month EUR-EURIBOR-Reuters/Jun-27	Jun-17/0.843	EUR	9,307,100	89,825

1.999/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.999		$27,151,300	86,613

Total purchased swap options outstanding (cost $3,869,076)				$3,637,254

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	May-17/$95.48		$31,000,000	$268,522

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.25		142,000,000	1,222,762

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.51		31,000,000	434,899

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.63		31,000,000	404,178

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.76		31,000,000	374,387

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.83		31,000,000	31

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.95		31,000,000	31

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.71		31,000,000	31

Total purchased options outstanding (cost $2,571,719)				$2,704,841

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			16,265	$414,107

Total preferred stocks (cost $412,195)				$414,107

COMMON STOCKS (0.1%)(a)
			Shares	Value

CHC Group, LLC (acquired 3/23/17, cost $23,780) (Cayman Islands)(RES)(NON)			1,640	$18,860

Halcon Resources Corp.(NON)			24,782	166,039

Milagro Oil & Gas, Inc. (Units)(F)			169	13,689

SandRidge Energy, Inc.(NON)			8,217	151,357

Tervita Corp. Class A (Canada)			449	3,207

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)			21,073	21,073

Tribune Media Co. Class 1C(F)			92,963	23,241

Total common stocks (cost $566,524)				$397,466

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $58,386) (Cayman Islands)(RES)			$84,334	$130,718

Total convertible bonds and notes (cost $59,187)				$130,718

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	6,732	$6,732

Total warrants (cost $—)				$6,732

SHORT-TERM INVESTMENTS (6.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.87%(AFF)		Shares	19,427,379	$19,427,379

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.68%(P)		Shares	701,000	701,000

U.S. Treasury Bills 0.773%, 7/13/17(SEG)(SEGSF)(SEGCCS)			$16,664,000	16,638,905

U.S. Treasury Bills 0.523%, 5/18/17(SEGSF)			1,525,000	1,524,510

U.S. Treasury Bills 0.509%, 5/11/17			530,000	529,902

Total short-term investments (cost $38,821,233)				$38,821,696

TOTAL INVESTMENTS

Total investments (cost $1,065,814,577)(b)				$1,064,600,022

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $326,020,513) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/19/17	$3,293,574	$3,341,190	$(47,616)
	Brazilian Real	Buy	7/3/17	3,028,873	3,044,859	(15,986)
	British Pound	Buy	6/21/17	3,098,937	3,077,557	21,380
	Chilean Peso	Buy	7/19/17	91,433	4,175	87,258
	Euro	Buy	6/21/17	5,088,540	4,932,152	156,388
	Hong Kong Dollar	Buy	5/17/17	3,681,674	3,691,067	(9,393)
	Hong Kong Dollar	Sell	5/17/17	3,681,674	3,693,016	11,342
	Indian Rupee	Buy	5/17/17	3,155,327	2,993,508	161,819
	Japanese Yen	Buy	5/17/17	81,089	97,660	(16,571)
	Mexican Peso	Buy	7/19/17	17,331	51,356	(34,025)
	New Zealand Dollar	Sell	7/19/17	2,443,399	2,489,896	46,497
	Norwegian Krone	Sell	6/21/17	3,018,294	3,066,128	47,834
	Singapore Dollar	Sell	5/17/17	3,050,341	2,975,319	(75,022)
	Swedish Krona	Buy	6/21/17	3,047,538	2,990,991	56,547
Barclays Bank PLC
	Australian Dollar	Buy	7/19/17	921,675	948,357	(26,682)
	British Pound	Sell	6/21/17	16,472	42,496	26,024
	Canadian Dollar	Buy	7/19/17	2,894,791	2,948,264	(53,473)
	Euro	Buy	6/21/17	4,162,864	4,171,258	(8,394)
	Japanese Yen	Sell	5/17/17	3,002,388	2,916,222	(86,166)
	New Zealand Dollar	Sell	7/19/17	1,878,241	1,912,349	34,108
	Swedish Krona	Buy	6/21/17	3,055,213	2,997,635	57,578
	Swiss Franc	Buy	6/21/17	175,506	173,270	2,236
Citibank, N.A.
	Australian Dollar	Sell	7/19/17	573,943	564,298	(9,645)
	Brazilian Real	Buy	7/3/17	877,130	893,859	(16,729)
	British Pound	Sell	6/21/17	452,655	344,390	(108,265)
	Canadian Dollar	Buy	7/19/17	2,761,893	2,827,260	(65,367)
	Euro	Sell	6/21/17	735,124	660,571	(74,553)
	Indonesian Rupiah	Buy	5/17/17	2,965,591	2,936,612	28,979
	Indonesian Rupiah	Sell	5/17/17	2,965,591	2,957,256	(8,335)
	Japanese Yen	Buy	5/17/17	126,719	124,808	1,911
	Mexican Peso	Buy	7/19/17	909,036	910,416	(1,380)
	New Zealand Dollar	Sell	7/19/17	5,237,735	5,333,355	95,620
	Norwegian Krone	Sell	6/21/17	4,340,681	4,428,698	88,017
	South African Rand	Sell	7/19/17	2,790,347	2,786,566	(3,781)
	Swedish Krona	Buy	6/21/17	9,132,586	8,977,078	155,508
	Swedish Krona	Sell	6/21/17	9,120,622	9,097,501	(23,121)
Credit Suisse International
	Australian Dollar	Buy	7/19/17	2,893,945	2,957,266	(63,321)
	Canadian Dollar	Buy	7/19/17	2,936,524	2,971,708	(35,184)
	Euro	Buy	6/21/17	1,501,588	1,483,821	17,767
	Hong Kong Dollar	Buy	5/17/17	2,996,278	3,005,452	(9,174)
	Hong Kong Dollar	Sell	5/17/17	2,996,278	3,003,007	6,729
	New Zealand Dollar	Sell	7/19/17	4,318,899	4,399,005	80,106
	Norwegian Krone	Sell	6/21/17	2,975,758	3,007,591	31,833
	Swedish Krona	Buy	6/21/17	2,993,105	2,936,240	56,865
Goldman Sachs International
	Australian Dollar	Sell	7/19/17	2,897,010	2,917,982	20,972
	British Pound	Buy	6/21/17	2,988,561	2,971,230	17,331
	Canadian Dollar	Buy	7/19/17	2,116,618	2,157,844	(41,226)
	Euro	Buy	6/21/17	4,467,309	4,506,085	(38,776)
	Indian Rupee	Buy	5/17/17	3,197,083	2,981,450	215,633
	Japanese Yen	Sell	5/17/17	3,073,921	3,063,156	(10,765)
	New Zealand Dollar	Sell	7/19/17	4,227,207	4,316,683	89,476
	Norwegian Krone	Sell	6/21/17	9,565,657	9,551,673	(13,984)
	South African Rand	Buy	7/19/17	199,619	218,517	(18,898)
	South Korean Won	Buy	5/17/17	6,189,000	6,111,235	77,765
	South Korean Won	Sell	5/17/17	6,189,000	6,015,069	(173,931)
	Swedish Krona	Buy	6/21/17	6,031,578	5,886,290	145,288
HSBC Bank USA, National Association
	Canadian Dollar	Buy	7/19/17	2,933,443	2,986,089	(52,646)
	Euro	Buy	6/21/17	3,646,138	3,568,842	77,296
	Hong Kong Dollar	Buy	5/17/17	2,996,291	3,005,538	(9,247)
	Hong Kong Dollar	Sell	5/17/17	2,996,291	3,005,186	8,895
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/19/17	8,853,008	9,015,731	(162,723)
	Brazilian Real	Sell	7/3/17	2,734	2,783	49
	British Pound	Sell	6/21/17	3,487,001	3,420,005	(66,996)
	Canadian Dollar	Buy	7/19/17	4,180	2,135	2,045
	Czech Koruna	Buy	7/19/17	3,100,233	3,060,962	39,271
	Czech Koruna	Sell	7/19/17	3,100,233	3,016,625	(83,608)
	Euro	Buy	6/21/17	386,890	441,516	(54,626)
	Euro	Buy	7/19/17	3,076,193	3,007,750	68,443
	Euro	Sell	7/19/17	3,076,193	3,035,859	(40,334)
	Hong Kong Dollar	Buy	5/17/17	3,016,506	3,026,012	(9,506)
	Hong Kong Dollar	Sell	5/17/17	3,016,506	3,025,569	9,063
	Indonesian Rupiah	Buy	5/17/17	2,965,637	2,929,755	35,882
	Indonesian Rupiah	Sell	5/17/17	2,965,637	2,919,354	(46,283)
	Japanese Yen	Buy	5/17/17	2,800,304	2,848,050	(47,746)
	New Zealand Dollar	Sell	7/19/17	6,740,300	6,864,384	124,084
	Norwegian Krone	Sell	6/21/17	1,972,853	1,953,358	(19,495)
	South Korean Won	Buy	5/17/17	9,065,792	9,098,363	(32,571)
	South Korean Won	Sell	5/17/17	9,065,792	8,904,871	(160,921)
	Swedish Krona	Buy	6/21/17	951,038	959,070	(8,032)
	Swiss Franc	Buy	6/21/17	86,593	85,137	1,456
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/19/17	2,869,342	2,911,995	(42,653)
	British Pound	Buy	6/21/17	763,159	690,955	72,204
	Czech Koruna	Buy	7/19/17	3,100,233	3,059,716	40,517
	Czech Koruna	Sell	7/19/17	3,100,233	3,019,645	(80,588)
	Euro	Sell	6/21/17	2,259,317	2,120,620	(138,697)
	Euro	Buy	7/19/17	3,075,865	3,007,330	68,535
	Euro	Sell	7/19/17	3,075,865	3,029,219	(46,646)
	Japanese Yen	Sell	5/17/17	2,983,344	2,970,900	(12,444)
	New Zealand Dollar	Sell	7/19/17	1,319,593	1,350,247	30,654
	Norwegian Krone	Sell	6/21/17	1,516,745	1,515,368	(1,377)
	Swedish Krona	Buy	6/21/17	1,592,821	1,521,451	71,370
	Turkish Lira	Buy	6/21/17	5,206,155	5,082,494	123,661
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/19/17	1,870,568	1,906,015	(35,447)
	British Pound	Sell	6/21/17	670,552	556,865	(113,687)
	Euro	Buy	6/21/17	278,674	321,388	(42,714)
	Japanese Yen	Buy	5/17/17	52,087	109,762	(57,675)
	New Zealand Dollar	Sell	7/19/17	1,168,281	1,175,909	7,628
	Singapore Dollar	Sell	5/17/17	3,050,198	2,981,757	(68,441)
	Swedish Krona	Buy	6/21/17	3,195,397	3,147,196	48,201
UBS AG
	Australian Dollar	Sell	7/19/17	1,473,632	1,446,061	(27,571)
	British Pound	Sell	6/21/17	5,321,616	5,170,278	(151,338)
	Canadian Dollar	Buy	7/19/17	2,978,623	2,999,276	(20,653)
	Euro	Sell	6/21/17	1,848,839	1,754,896	(93,943)
	Japanese Yen	Buy	5/17/17	2,934,770	2,980,455	(45,685)
	New Zealand Dollar	Sell	7/19/17	5,600,732	5,688,142	87,410
	Norwegian Krone	Sell	6/21/17	58,187	4,330	(53,857)
	Swedish Krona	Buy	6/21/17	2,962,431	2,853,742	108,689
	Turkish Lira	Buy	6/21/17	3,033,035	2,923,674	109,361
WestPac Banking Corp.
	Australian Dollar	Sell	7/19/17	827,001	803,925	(23,076)
	Canadian Dollar	Buy	7/19/17	24,276	21,043	3,233
	Euro	Buy	6/21/17	3,028,838	2,994,437	34,401
	Euro	Sell	6/21/17	3,034,844	2,950,510	(84,334)
	New Zealand Dollar	Sell	7/19/17	2,852,243	2,905,271	53,028

Total						$38,864

FUTURES CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

Euro-OAT 10 yr (Short)	38	$6,202,385	Jun-17	$(195,025)

Total				$(195,025)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/17 (premiums $8,294,849) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082		$27,151,300	$10,589
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728		27,151,300	56,475
(1.993)/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.993		81,453,900	171,053
Barclays Bank PLC

1.736/3 month USD-LIBOR-BBA/Sep-18	Sep-17/1.736		81,437,000	24,431
(2.905)/3 month USD-LIBOR-BBA/May-27	May-17/2.905		27,151,300	252,779
(2.40)/3 month USD-LIBOR-BBA/May-27	May-17/2.40		27,151,300	359,212
Citibank, N.A.

2.7055/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.7055		40,726,950	6,516
2.51275/3 month USD-LIBOR-BBA/May-27	May-17/2.51275		40,726,950	24,843
(2.068)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.068		40,726,950	74,123
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625		108,605,200	165,080
(2.196)/3 month USD-LIBOR-BBA/May-27	May-17/2.196		54,302,600	185,715
(2.218)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.218		40,726,950	222,776
(2.206)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.206		54,302,600	309,525
Goldman Sachs International

(1.674)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.674		81,453,900	40,727
(1.779)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.779		81,453,900	70,865
JPMorgan Chase Bank N.A.

(1.799)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.799		54,302,600	59,733
(1.389)/6 month EUR-EURIBOR-Reuters/Jun-47	Jun-17/1.389	EUR	3,583,200	78,298
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534		$27,151,300	275,314
(2.6657)/3 month USD-LIBOR-BBA/May-37	May-17/2.6657		27,151,300	796,076
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		26,070,000	1,235,457

Total				$4,419,587

WRITTEN OPTIONS OUTSTANDING at 4/30/17 (premiums $2,571,719) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	May-17/$95.48	$31,000,000	$10,602
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.20	31,000,000	278,659
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.32	31,000,000	254,014
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.45	31,000,000	230,609
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.88	31,000,000	159,278
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/100.01	31,000,000	141,918
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/100.13	31,000,000	125,922
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jun-17/99.25	142,000,000	530,086
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.26	31,000,000	31
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.69	31,000,000	31
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.38	31,000,000	31
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.81	31,000,000	31
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.13	31,000,000	31
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.56	31,000,000	31

Total			$1,731,274

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	$8,145,400	$(287,125)	$14,988
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,145,400	(874,001)	10,858
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,145,400	(874,001)	(70,409)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	8,145,400	(287,125)	(90,903)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	8,145,400	735,937	176,022
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	8,145,400	735,937	(14,580)
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	8,145,400	(113,628)	19,223
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	8,145,400	(113,628)	(46,103)
Credit Suisse International

2.165/3 month USD-LIBOR-BBA/May-27 (Purchased)	May-17/2.165	90,602,700	(303,202)	(14,959)
(2.2725)/3 month USD-LIBOR-BBA/May-27 (Written)	May-17/2.2725	45,301,400	303,202	(14,927)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,629,100	(205,674)	12,870
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,629,100	(205,674)	(10,980)
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,145,400	(1,137,301)	99,944
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,145,400	(1,137,301)	(189,706)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	8,145,400	773,406	230,433
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	8,145,400	773,406	(99,618)

Total			$(2,216,772)	$12,153

TBA SALE COMMITMENTS OUTSTANDING at 4/30/17 (proceeds receivable $358,476,484) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 5/1/47	$8,000,000	5/11/17	$8,426,250
Federal National Mortgage Association, 3.50%, 5/1/47	152,000,000	5/11/17	156,310,629
Federal National Mortgage Association, 3.00%, 6/1/47	28,000,000	6/13/17	27,923,437
Federal National Mortgage Association, 3.00%, 5/1/47	168,000,000	5/11/17	167,855,620

Total			$360,515,936

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront		Payments	Payments
Swap counterparty/		premium	Termination	made by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	fund per annum	depreciation

JPMorgan Chase Bank N.A.
MXN	84,723,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$(382,125)
MXN	90,430,000	—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(245,669)
MXN	36,547,000	—	10/8/21	1 month MXN-TIIE-BANXICO	5.895%	(101,965)
MXN	37,884,000	—	10/26/21	1 month MXN-TIIE-BANXICO	6.09%	(91,788)

Total		$—	$(821,547)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$481,410,000	(E)	$(33,710)	6/21/19	1.75%	3 month USD-LIBOR-BBA	$(1,100,515)
		77,169,000	(E)	53,522	6/21/22	2.20%	3 month USD-LIBOR-BBA	(802,669)
		22,730,500	(E)	15,601	6/21/27	2.50%	3 month USD-LIBOR-BBA	(445,146)
		15,132,500	(E)	107,693	6/21/47	3 month USD-LIBOR-BBA	2.70%	680,670
		14,349,000	(E)	(398,701)	6/21/27	3 month USD-LIBOR-BBA	2.65%	88,117
		8,375,000	(E)	167,497	6/21/22	2.30%	3 month USD-LIBOR-BBA	34,502
		40,727,000		(41,267)	4/19/27	3 month USD-LIBOR-BBA	2.297%	140,356
		40,727,000		97,205	4/19/27	2.435%	3 month USD-LIBOR-BBA	(598,230)
		14,270,500		(189)	4/4/27	3 month USD-LIBOR-BBA	2.39859%	204,946
		18,357,000		(250)	4/5/27	3 month USD-LIBOR-BBA	2.3365%	158,833
		6,054,700		(80)	4/11/27	3 month USD-LIBOR-BBA	2.30%	30,524
		6,054,700		(80)	4/11/27	3 month USD-LIBOR-BBA	2.2955%	28,027
		6,054,700		(80)	4/11/27	3 month USD-LIBOR-BBA	2.286%	22,769
		22,826,000		(303)	4/12/27	2.332%	3 month USD-LIBOR-BBA	(181,811)
		12,828,000		(170)	4/18/27	3 month USD-LIBOR-BBA	2.24947%	1,703
		8,552,000		(113)	4/18/27	2.26748%	3 month USD-LIBOR-BBA	(15,443)
		8,552,000		(113)	4/18/27	3 month USD-LIBOR-BBA	2.26833%	15,886
		9,100,000		(121)	4/18/27	3 month USD-LIBOR-BBA	2.217%	(25,808)
		7,763,000		(103)	4/19/27	2.2205%	3 month USD-LIBOR-BBA	19,561
		14,469,000		(192)	4/19/27	2.193%	3 month USD-LIBOR-BBA	72,835
		14,912,000		(198)	4/21/27	2.16803%	3 month USD-LIBOR-BBA	110,208
		4,950,000		(66)	4/21/27	2.162%	3 month USD-LIBOR-BBA	39,314
		9,769,500		(130)	4/24/27	2.18336%	3 month USD-LIBOR-BBA	59,852
		9,407,000		(125)	4/24/27	2.20876%	3 month USD-LIBOR-BBA	35,789
		11,363,000		(151)	4/25/27	3 month USD-LIBOR-BBA	2.1825%	(71,214)
		30,811,000		(249)	4/26/22	1.93%	3 month USD-LIBOR-BBA	(1,945)
		16,012,000		(212)	4/28/27	2.3095%	3 month USD-LIBOR-BBA	(82,460)
		11,303,000		(150)	5/2/27	3 month USD-LIBOR-BBA	2.2855%	31,001
	AUD	8,067,000	(E)	(23)	2/13/20	3 month AUD-BBR-BBSW	2.388%	10,457
	AUD	8,078,000	(E)	(23)	2/15/20	3 month AUD-BBR-BBSW	2.446%	13,780
	AUD	8,067,000	(E)	(23)	2/15/20	3 month AUD-BBR-BBSW	2.475%	15,453
	AUD	8,078,000	(E)	(20)	2/16/20	3 month AUD-BBR-BBSW	2.516%	17,642
	AUD	24,054,000	(E)	32,677	6/28/22	2.60%	6 month AUD-BBR-BBSW	(76,707)
	AUD	5,816,000	(E)	(92,242)	6/28/27	6 month AUD-BBR-BBSW	3.00%	(51,575)
	CAD	41,226,000	(E)	(311,514)	6/21/22	3 month CAD-BA-CDOR	1.70%	160,921
	CAD	12,387,000	(E)	(216,982)	6/21/27	3 month CAD-BA-CDOR	2.15%	71,992
	CHF	6,392,000	(E)	62,518	6/21/27	6 month CHF-LIBOR-BBA	0.10%	28,046
	CHF	4,000	(E)	(2)	6/21/22	0.40%	6 month CHF-LIBOR-BBA	(21)
	EUR	4,243,000	(E)	(88)	1/24/32	6 month EUR-EURIBOR-REUTERS	1.665%	665
	EUR	8,503,000	(E)	(34)	2/18/20	1 Day Euribor rate	0.124%	3,930
	EUR	8,503,000	(E)	(34)	2/18/20	1 Day Euribor rate	0.104%	2,041
	EUR	13,191,000	(E)	(132)	6/21/22	0.40%	6 month EUR-EURIBOR-REUTERS	(121,004)
	EUR	30,363,000	(E)	(769,836)	6/21/27	6 month EUR-EURIBOR-REUTERS	1.00%	(193,681)
	EUR	34,012,000	(E)	(137)	3/22/20	0.028%	1 Day Euribor rate	(37,557)
	EUR	27,506,000		(241)	4/26/22	0.21%	6 month EUR-EURIBOR-REUTERS	(17,513)
	GBP	3,856,000	(E)	(72)	1/19/32	1.912%	6 month GBP-LIBOR-BBA	(122,856)
	GBP	7,144,000	(E)	(34)	2/11/20	0.918%	6 month GBP-LIBOR-BBA	(15,634)
	GBP	7,144,000	(E)	(34)	2/14/20	0.955%	6 month GBP-LIBOR-BBA	(18,928)
	GBP	22,848,000	(E)	(217,946)	6/21/22	0.80%	6 month GBP-LIBOR-BBA	(193,768)
	GBP	3,417,000	(E)	(42,134)	6/21/27	6 month GBP-LIBOR-BBA	1.25%	(8,083)
	HUF	581,100,000		(26)	2/28/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.65%	27,825
	HUF	2,684,300,000		(35)	2/28/19	0.715%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(43,155)
	HUF	1,663,760,000		(21)	3/1/19	0.69%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(23,666)
	HUF	377,600,000		(17)	3/1/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.60%	11,767
	HUF	1,270,370,000		(16)	3/20/19	0.745%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(21,948)
	HUF	282,620,000		(13)	3/20/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.905%	33,989
	MXN	30,450,000		(21)	12/3/26	7.715%	1 month MXN-TIIE-BANXICO	(31,103)
	MXN	21,470,000		(14)	12/24/26	8.12%	1 month MXN-TIIE-BANXICO	(54,670)
	MXN	25,900,000		(17)	1/7/27	8.20%	1 month MXN-TIIE-BANXICO	(74,504)
	MXN	33,475,000		(35)	3/9/32	1 month MXN-TIIE-BANXICO	7.67%	(2,970)
	MXN	16,305,000		(17)	3/12/32	1 month MXN-TIIE-BANXICO	7.67%	(1,538)
	NOK	523,000	(E)	566	6/21/22	1.75%	6 month NOK-NIBOR-NIBR	(43)
	NOK	77,606,000	(E)	(39,199)	6/21/27	6 month NOK-NIBOR-NIBR	2.10%	93,244
	NZD	22,960,000	(E)	(63)	2/13/20	3 month NZD-BBR-FRA	3.14%	30,078
	NZD	32,772,000	(E)	(72,147)	6/21/22	3 month NZD-BBR-FRA	3.20%	202,030
	NZD	27,190,000	(E)	(274,147)	6/21/27	3 month NZD-BBR-FRA	3.75%	270,679
	NZD	22,960,000	(E)	(61)	3/29/20	3 month NZD-BBR-FRA	3.0475%	8,878
	SEK	57,173,000	(E)	(85,635)	6/21/22	3 month SEK-STIBOR-SIDE	0.55%	(18,510)
	SEK	99,018,000	(E)	(112,412)	6/21/27	3 month SEK-STIBOR-SIDE	1.35%	133,331
	SEK	164,958,000	(E)	(70)	3/22/20	3 month SEK-STIBOR-SIDE	0.513%	46,825
	ZAR	16,652,000		(15)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(33,578)
	ZAR	65,820,000		(19)	3/9/19	3 month ZAR-JIBAR-SAFEX	7.305%	10,598
	ZAR	133,120,000		(40)	3/24/19	3 month ZAR-JIBAR-SAFEX	7.11%	(14,091)
	ZAR	30,480,000		(32)	3/24/27	7.785%	3 month ZAR-JIBAR-SAFEX	28,694
		$54,302,600		156,757	4/12/27	3 month USD-LIBOR-BBA	2.43%	(761,747)

	Total			$(2,018,340)	$(2,266,333)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$707,684	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(584)
	248,117	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	736
	590,745	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	412
	600,457	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,781
	75,701	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	107
	318,215	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,105
	1,463,339	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,341
	1,174,767	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,311
	700,177	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(2,345)
	958,602	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(878)
	577,061	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(529)
	731,815	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(671)
	1,120,620	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,588
	160,806	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	228
	2,659,156	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,947)
	1,095,431	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,387
	3,749,179	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,598
	2,326,289	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,254
	19,823,102	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	65,603
	11,570,835	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(43,516)
EUR	6,626,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	25,551
EUR	3,313,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	15,482
EUR	4,713,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	24,643
Citibank, N.A.
	$1,166,755	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,861
	2,654,732	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,786
	405,510	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,342
Credit Suisse International
	884,911	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,929
	851,050	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,201)
	1,529,924	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(1,402)
	1,628,014	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,804)
	1,786,856	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,980)
	1,633,819	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(1,497)
	963,494	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,696)
	77,220	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(136)
	76,808	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	97
	673,929	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	853
	1,289,381	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,632
	355,317	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	450
	203,260	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	257
	5,434,362	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,708)
	1,948,722	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,123)
	1,952,848	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,790)
	3,356,059	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,906
Deutsche Bank AG
	851,050	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,201)
Goldman Sachs International
	862,132	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	601
	352,548	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	500
	1,755,882	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,448)
	1,755,882	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,448)
	539,055	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,027)
	202,507	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(762)
	413,890	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	289
	62,249	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	43
	1,100,919	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(725)
	416,414	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	290
	832,787	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	581
	25,361	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	36
	379,994	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,429)
	738,499	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,777)
	455,950	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,715)
	34,936	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(131)
	93,190	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(350)
	3,996,672	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,296)
	3,458,768	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,852)
	2,548,764	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,824)
	3,256,911	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,120
	2,579,885	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,264
	1,361,485	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,722
	1,933,757	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,099)
	2,207,413	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,794)
	6,773,969	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,855)
	2,612,498	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	7,961
	5,919,109	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,417
EUR	23,854,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	780
EUR	7,876,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	257
EUR	6,626,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	52,473
EUR	6,626,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	44,028
JPMorgan Chase Bank N.A.
	$5,184,015	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,123)
	3,007,817	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,294)
	999,848	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,760)
	2,791,952	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,914)
	2,548,764	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,824)
JPMorgan Securities LLC
	3,081,241	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,307)
	735,977	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(932)
	11,674,889	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,627
	3,538,358	(12,163)	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	—

Total		$(12,163)	$169,535

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$9,980	$146,000	5/11/63	300 bp	$(6,256)
	CMBX NA BBB- Index	BBB-/P	19,586	325,000	5/11/63	300 bp	(16,554)
	CMBX NA BBB- Index	BBB-/P	40,127	650,000	5/11/63	300 bp	(32,153)
	CMBX NA BBB- Index	BBB-/P	38,247	671,000	5/11/63	300 bp	(36,368)
	Credit Suisse International
	CMBX NA BB Index	—	(156,621)	1,116,000	1/17/47	(500 bp)	25,473
	CMBX NA BB Index	—	(104,332)	5,911,000	5/11/63	(500 bp)	1,006,740
	CMBX NA BB Index	—	(192,855)	1,178,000	1/17/47	(500 bp)	(645)
	CMBX NA BB Index	—	(62,779)	331,000	1/17/47	(500 bp)	(8,771)
	CMBX NA BB Index	—	(3,146)	324,000	1/17/47	(500 bp)	49,720
	CMBX NA BBB- Index	BBB-/P	12,042	246,000	5/11/63	300 bp	(15,314)
	CMBX NA BBB- Index	BBB-/P	36,819	468,000	5/11/63	300 bp	(15,223)
	CMBX NA BBB- Index	BBB-/P	43,490	470,000	5/11/63	300 bp	(8,774)
	CMBX NA BBB- Index	BBB-/P	67,634	512,000	5/11/63	300 bp	10,700
	CMBX NA BBB- Index	BBB-/P	47,998	577,000	5/11/63	300 bp	(16,164)
	CMBX NA BBB- Index	BBB-/P	86,452	709,000	5/11/63	300 bp	7,611
	CMBX NA BBB- Index	BBB-/P	87,906	722,000	5/11/63	300 bp	7,619
	CMBX NA BBB- Index	BBB-/P	84,555	756,000	5/11/63	300 bp	361
	CMBX NA BBB- Index	BBB-/P	99,950	818,000	5/11/63	300 bp	8,988
	CMBX NA BBB- Index	BBB-/P	130,563	1,411,000	5/11/63	300 bp	(26,340)
	CMBX NA BBB- Index	BBB-/P	161,703	1,906,000	5/11/63	300 bp	(50,244)
	CMBX NA BBB- Index	BBB-/P	123,134	2,510,000	5/11/63	300 bp	(155,978)
	CMBX NA BBB- Index	BBB-/P	27,745	351,000	1/17/47	300 bp	(187)
	CMBX NA BBB- Index	BBB-/P	143,170	2,180,000	1/17/47	300 bp	(32,102)
	CMBX NA BBB- Index	BBB-/P	2,296,978	31,076,000	1/17/47	300 bp	(201,532)
	Goldman Sachs International
	CMBX NA BB Index	—	(266,285)	2,603,000	5/11/63	(500 bp)	222,992
	CMBX NA BB Index	—	(71,729)	474,000	1/17/47	(500 bp)	5,612
	CMBX NA BB Index	—	(19,578)	134,000	5/11/63	(500 bp)	5,609
	CMBX NA BB Index	—	(135,933)	804,000	1/17/47	(500 bp)	(4,747)
	CMBX NA BB Index	—	(57,666)	284,000	1/17/47	(500 bp)	(11,327)
	CMBX NA BBB- Index	BBB-/P	17,848	206,000	5/11/63	300 bp	(5,059)
	CMBX NA BBB- Index	BBB-/P	24,541	223,000	5/11/63	300 bp	(257)
	CMBX NA BBB- Index	BBB-/P	17,962	227,000	5/11/63	300 bp	(7,280)
	CMBX NA BBB- Index	BBB-/P	24,979	296,000	5/11/63	300 bp	(7,936)
	CMBX NA BBB- Index	BBB-/P	44,904	403,000	5/11/63	300 bp	23
	CMBX NA BBB- Index	BBB-/P	34,559	417,000	5/11/63	300 bp	(11,811)
	CMBX NA BBB- Index	BBB-/P	37,046	439,000	5/11/63	300 bp	(11,771)
	CMBX NA BBB- Index	BBB-/P	30,861	453,000	5/11/63	300 bp	(19,512)
	CMBX NA BBB- Index	BBB-/P	73,722	531,000	5/11/63	300 bp	14,675
	CMBX NA BBB- Index	BBB-/P	48,875	566,000	5/11/63	300 bp	(14,064)
	CMBX NA BBB- Index	BBB-/P	31,646	638,000	5/11/63	300 bp	(39,299)
	CMBX NA BBB- Index	BBB-/P	31,103	638,000	5/11/63	300 bp	(39,843)
	CMBX NA BBB- Index	BBB-/P	34,009	652,000	5/11/63	300 bp	(38,494)
	CMBX NA BBB- Index	BBB-/P	84,497	694,000	5/11/63	300 bp	7,324
	CMBX NA BBB- Index	BBB-/P	69,759	928,000	5/11/63	300 bp	(33,435)
	CMBX NA BBB- Index	BBB-/P	93,617	1,935,000	5/11/63	300 bp	(121,555)
	CMBX NA BBB- Index	—	(59,160)	878,000	1/17/47	(300 bp)	11,431
	CMBX NA BBB- Index	—	(38,433)	566,000	1/17/47	(300 bp)	7,073
	CMBX NA BBB- Index	—	(37,072)	357,000	1/17/47	(300 bp)	(8,369)
	CMBX NA BBB- Index	—	(22,563)	327,000	1/17/47	(300 bp)	3,728
	CMBX NA BBB- Index	—	(11,955)	147,000	1/17/47	(300 bp)	(136)
	CMBX NA BBB- Index	BBB-/P	153,551	2,203,000	1/17/47	300 bp	(23,570)
	CMBX NA BBB- Index	BBB-/P	429,076	5,805,000	1/17/47	300 bp	(37,646)
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(186,437)	1,326,000	5/11/63	(500 bp)	62,806
	CMBX NA BB Index	—	(108,451)	748,000	5/11/63	(500 bp)	32,148
	CMBX NA BB Index	—	(80,830)	562,000	5/11/63	(500 bp)	24,808
	CMBX NA BB Index	—	(41,215)	310,000	5/11/63	(500 bp)	17,055
	CMBX NA BB Index	—	(216,992)	1,389,000	1/17/47	(500 bp)	9,646
	CMBX NA BB Index	—	(153,231)	932,000	1/17/47	(500 bp)	(1,159)
	CMBX NA BB Index	—	(146,528)	917,000	1/17/47	(500 bp)	3,096
	CMBX NA BB Index	—	(34,479)	227,000	1/17/47	(500 bp)	2,560
	CMBX NA BBB- Index	BBB-/P	15,040	132,000	5/11/63	300 bp	351
	CMBX NA BBB- Index	BBB-/P	15,674	227,000	5/11/63	300 bp	(9,568)
	CMBX NA BBB- Index	BBB-/P	36,027	329,000	5/11/63	300 bp	(558)
	CMBX NA BBB- Index	BBB-/P	21,774	353,000	5/11/63	300 bp	(17,479)
	CMBX NA BBB- Index	BBB-/P	52,122	357,000	5/11/63	300 bp	12,424
	CMBX NA BBB- Index	BBB-/P	32,069	376,000	5/11/63	300 bp	(9,742)
	CMBX NA BBB- Index	BBB-/P	35,499	417,000	5/11/63	300 bp	(10,871)
	CMBX NA BBB- Index	BBB-/P	19,968	452,000	5/11/63	300 bp	(30,294)
	CMBX NA BBB- Index	BBB-/P	60,080	480,000	5/11/63	300 bp	6,704
	CMBX NA BBB- Index	BBB-/P	75,904	613,000	5/11/63	300 bp	7,738
	CMBX NA BBB- Index	BBB-/P	71,979	646,000	5/11/63	300 bp	90
	CMBX NA BBB- Index	BBB-/P	55,662	680,000	5/11/63	300 bp	(19,954)
	CMBX NA BBB- Index	BBB-/P	79,783	703,000	5/11/63	300 bp	1,609
	CMBX NA BBB- Index	BBB-/P	45,131	705,000	5/11/63	300 bp	(33,265)
	CMBX NA BBB- Index	BBB-/P	37,564	705,000	5/11/63	300 bp	(40,832)
	CMBX NA BBB- Index	BBB-/P	35,905	705,000	5/11/63	300 bp	(42,491)
	CMBX NA BBB- Index	BBB-/P	83,232	732,000	5/11/63	300 bp	1,833
	CMBX NA BBB- Index	BBB-/P	89,585	733,000	5/11/63	300 bp	8,075
	CMBX NA BBB- Index	BBB-/P	89,585	733,000	5/11/63	300 bp	8,075
	CMBX NA BBB- Index	BBB-/P	79,991	815,000	5/11/63	300 bp	(10,637)
	CMBX NA BBB- Index	BBB-/P	104,739	857,000	5/11/63	300 bp	9,441
	CMBX NA BBB- Index	BBB-/P	99,018	892,000	5/11/63	300 bp	(618)
	CMBX NA BBB- Index	BBB-/P	105,395	899,000	5/11/63	300 bp	5,427
	CMBX NA BBB- Index	BBB-/P	142,215	1,291,000	5/11/63	300 bp	(1,452)
	CMBX NA BBB- Index	BBB-/P	92,457	1,704,000	5/11/63	300 bp	(97,028)
	CMBX NA BBB- Index	BBB-/P	227,587	1,838,000	5/11/63	300 bp	23,202
	CMBX NA BBB- Index	BBB-/P	117,048	2,116,000	5/11/63	300 bp	(118,252)
	CMBX NA BBB- Index	BBB-/P	238,942	3,047,000	5/11/63	300 bp	(99,885)
	CMBX NA BBB- Index	—	(259,640)	2,819,000	1/17/47	(300 bp)	(32,992)
	CMBX NA BBB- Index	—	(93,842)	1,128,000	1/17/47	(300 bp)	(3,150)
	CMBX NA BBB- Index	—	(39,631)	501,000	1/17/47	(300 bp)	650
	CMBX NA BBB- Index	—	(18,990)	353,000	1/17/47	(300 bp)	9,391
	CMBX NA BBB- Index	BBB-/P	5,306	65,000	1/17/47	300 bp	80

	Total		$4,385,542	$3,945

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received
			received	Notional	nation	(paid) by fund	Unrealized
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	depreciation

	NA HY Series 28 Index	B+/P	$2,478,780	$33,587,000	6/20/22	500 bp	$(208,454)

	Total		$2,478,780	$(208,454)

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $596,686,782.
(b)	The aggregate identified cost on a tax basis is $1,083,244,324, resulting in gross unrealized appreciation and depreciation of $16,584,307 and $35,228,609, respectively, or net unrealized depreciation of $18,644,302.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $149,578, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund**	$10,615,872	$184,575,623	$175,764,116	$99,049	$19,427,379
	Totals	$10,615,872	$184,575,623	$175,764,116	$99,049	$19,427,379
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $385,728,325 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	88.9%
	Russia	1.7
	Argentina	1.6
	Greece	1.3
	Brazil	1.2
	Canada	0.9
	Mexico	0.9
	Luxembourg	0.5
	Indonesia	0.5
	Other	2.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,654,686 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,319,598 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$—	$—	$23,241
Energy	317,396	3,207	13,689
Transportation	—	18,860	—
Utilities and power	—	21,073	—
Total common stocks	317,396	43,140	36,930
Convertible bonds and notes	—	130,718	—
Corporate bonds and notes	—	202,868,038	5
Foreign government and agency bonds and notes	—	50,318,699	—
Mortgage-backed securities	—	294,537,358	—
Preferred stocks	414,107	—	—
Purchased options outstanding	—	2,704,841	—
Purchased swap options outstanding	—	3,637,254	—
Senior loans	—	11,858,498	—
U.S. government and agency mortgage obligations	—	458,904,610	—
Warrants	6,732	—	—
Short-term investments	20,128,379	18,693,317	—

Totals by level	$20,866,614	$1,043,696,473	$36,935

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$38,864	$—
Futures contracts	(195,025)	—	—
Written options outstanding	—	(1,731,274)	—
Written swap options outstanding	—	(4,419,587)	—
Forward premium swap option contracts	—	12,153	—
TBA sale commitments	—	(360,515,936)	—
Interest rate swap contracts	—	(1,069,540)	—
Total return swap contracts	—	181,698	—
Credit default contracts	—	(7,068,831)	—

Totals by level	$(195,025)	$(374,572,453)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,049,615	$11,118,446
Foreign exchange contracts	3,064,187	3,025,323
Equity contracts	6,732	—
Interest rate contracts	12,278,359	13,157,839

Total	$19,398,893	$27,301,608

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$290,200,000
Purchased swap option contracts (contract amount)		$664,500,000
Written TBA commitment option contracts (contract amount)		$411,400,000
Written swap option contracts (contract amount)		$825,200,000
Futures contracts (number of contracts)		200
Forward currency contracts (contract amount)		$538,200,000
OTC interest rate swap contracts (notional)		$13,100,000
Centrally cleared interest rate swap contracts (notional)		$1,417,000,000
OTC total return swap contracts (notional)		$252,700,000
OTC credit default contracts (notional)		$96,500,000
Centrally cleared credit default contracts (notional)		$10,100,000
Warrants (number of warrants)		6,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	—
	Centrally cleared interest rate swap contracts§	—	—	1,458,468	—	—	—	—	—	—	—	—	—	—	—	—	1,458,468
	OTC Total return swap contracts*#	—	158,127	—	13,989	12,124	—	127,362	—	—	21,790	—	—	—	—	—	333,392
	OTC Credit default contracts*#	—	—	—	—	1,592,250	—	952,240	—	—	1,505,125	—	—	—	—	—	4,049,615
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	589,065	119,946	—	370,035	193,300	—	566,465	86,191	280,293	—	—	406,941	55,829	305,460	90,662	3,064,187
	Forward premium swap option contracts#	201,868	19,223	—	—	—	—	12,870	—	330,377	—	—	—	—	—	—	564,338
	Purchased swap options#	214,224	618,890	—	1,481,647	—	—	114,035	—	1,208,458	—	—	—	—	—	—	3,637,254
	Purchased options#	—	—	—	—	—	—	—	—	2,704,841	—	—	—	—	—	—	2,704,841

	Total Assets	$1,005,157	$916,186	$1,458,468	$1,865,671	$1,797,674	$—	$1,772,972	$86,191	$4,523,969	$1,526,915	$—	$406,941	$55,829	$305,460	$90,662	$15,812,095

	Liabilities:
	OTC Interest rate swap contracts*#	—	—	—	—	—	—	—	—	821,547	—	—	—	—	—	—	821,547
	Centrally cleared interest rate swap contracts§	—	—	1,379,622	—	—	—		—	—	—	—	—	—	—	—	1,379,622
	OTC Total return swap contracts*#	—	51,470	—	—	25,337	3,201	38,532	—	23,915	9,239	—	—	—	—	—	151,694
	OTC Credit default contracts*#	199,271	—	—	—	3,936,718	—	1,672,065	—	—	2,623,158	—	—	—	—	—	8,431,212
	Centrally cleared credit default contracts§	—	—	21,273	—	—	—	—	—	—	—	—	—	—	—	—	21,273
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	25,853	—	—	—	—	25,853
	Forward currency contracts#	198,613	174,715	—	311,176	107,679	—	297,580	61,893	732,841	—	—	322,405	317,964	393,047	107,410	3,025,323
	Forward premium swap option contracts#	175,892	46,103	—	—	29,886	—	10,980	—	289,324	—	—	—	—	—	—	552,185
	Written swap options#	238,117	636,422	—	988,578	—	—	111,592	—	2,444,878	—	—	—	—	—	—	4,419,587
	Written options#	—	—	—	—	—	—	—	—	1,731,274	—	—	—	—	—	—	1,731,274

	Total Liabilities	$811,893	$908,710	$1,400,895	$1,299,754	$4,099,620	$3,201	$2,130,749	$61,893	$6,043,779	$2,632,397	$25,853	$322,405	$317,964	$393,047	$107,410	$20,559,570

	Total Financial and Derivative Net Assets	$193,264	$7,476	$57,573	$565,917	$(2,301,946)	$(3,201)	$(357,777)	$24,298	$(1,519,810)	$(1,105,482)	$(25,853)	$84,536	$(262,135)	$(87,587)	$(16,748)	$(4,747,475)
	Total collateral received (pledged)##†	$161,000	$(20,966)	$—	$540,000	$(2,207,462)	$—	$(294,528)	$—	$(1,519,810)	$(695,009)	$—	$—	$(251,597)	$(87,587)	$—
	Net amount	$32,264	$28,442	$57,573	$25,917	$(94,484)	$(3,201)	$(63,249)	$24,298	$—	$(410,473)	$(25,853)	$84,536	$(10,538)	$—	$(16,748)

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 27, 2017